S000064965 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	14.61%
Focused Value Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.33%	10.05%	9.71%
iShares Focused Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.93%	9.76%	9.38%
Performance Inception Date				Mar. 19, 2019
iShares Focused Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	8.97%	8.60%
iShares Focused Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.94%	7.51%	7.25%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.